Capital Ratios	12 Months Ended
Dec. 31, 2011
Capital Ratios [Abstract]
Capital Ratios

22. Capital Ratios

At December 31, 2011 and 2010, the Corporation and each of its two separately chartered banks had Tier 1, total risk-based capital and leverage ratios which were well above both the required minimum levels of 4.00%, 8.00% and 4.00%, respectively, and the well-capitalized levels of 6.00%, 10.00% and 5.00%, respectively.

The following table indicates the capital ratios for Park and each subsidiary at December 31, 2011 and December 31, 2010.

	2011			2010
	Tier 1 Risk-Based	Total Risk-Based	Leverage	Tier 1 Risk-Based	Total Risk-Based	Leverage
Park National Bank	9.52%	11.46%	6.58%	9.43%	11.38%	6.68%
Vision Bank	23.42%	24.72%	15.89%	11.75%	13.12%	9.12%
Park	14.15%	16.65%	9.81%	13.24%	15.71%	9.54%

Failure to meet the minimum requirements above could cause the Federal Reserve Board to take action. Park's bank subsidiaries are also subject to these capital requirements by their primary regulators. As of December 31, 2011 and 2010, Park and its banking subsidiaries were well-capitalized and met all capital requirements to which each was subject. There are no conditions or events since the most recent regulatory report filings, by PNB or Vision Bank ("VB") that management believes have changed the risk categories for either of the two banks.

The following table reflects various measures of capital for Park and each of PNB and VB

			To Be Adequately Capitalized		To Be Well Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2011
Total Risk-Based Capital (to risk-weighted assets)
PNB	$498,367	11.46%	$347,972	8.00%	$434,965	10.00%
VB (1)	115,637	24.72%	37,427	8.00%	46,784	10.00%
Park	812,286	16.65%	390,270	8.00%	487,837	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$413,870	9.52%	$173,986	4.00%	$260,979	6.00%
VB	109,566	23.42%	18,714	4.00%	28,071	6.00%
Park	690,419	14.15%	195,135	4.00%	292,702	6.00%
Leverage Ratio (to average total assets)
PNB	$413,870	6.58%	$251,691	4.00%	$314,614	5.00%
VB (1)	109,566	15.89%	27,588	4.00%	34,485	5.00%
Park	690,419	9.81%	281,506	4.00%	351,882	5.00%

At December 31, 2010
Total Risk-Based Capital (to risk-weighted assets)
PNB	$495,668	11.38%	$348,452	8.00%	$435,565	10.00%
VB (Restated) (1)(2)	80,305	13.12%	48,966	8.00%	61,208	10.00%
Park (Restated)	786,214	15.71%	400,307	8.00%	500,384	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$410,879	9.43%	$174,226	4.00%	$261,339	6.00%
VB (Restated)	71,897	11.75%	24,483	4.00%	36,725	6.00%
Park (Restated)	662,390	13.24%	200,154	4.00%	300,230	6.00%
Leverage Ratio (to average total assets)
PNB	$410,879	6.68%	$246,084	4.00%	$307,605	5.00%
VB (Restated) (1)(2)	71,897	9.12%	31,520	4.00%	39,400	5.00%
Park (Restated)	662,390	9.54%	277,817	4.00%	347,271	5.00%

(1)	Park management had agreed to maintain Vision Bank's total risk-based capital at 16.00% and the leverage ratio at 12.00%.
(2)	As a result of the financial statement restatement for the year ended December 31, 2010, Vision Bank's December 31, 2010 total risk-based capital ratio declined from 19.55% to 13.12% and its leverage ratio declined from 14.05% to 9.12%.